Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Jan. 01, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of voting power	50.00%
VIEs' non-cash operating expenses	$ 500	$ 400	$ 14,800
Subsidiaries’ non-cash operating expenses	$ 2,500	4,700	35,800
Number of operating segments	1
Number of reportable segments	1
Redeemable preferred shares term	5 years
Contract liabilities					$ 1,925
Revenue included in contract liability	$ 1,575	889	1,925
Advertising and promotional expenses	2,217	2,846	2,695
Contributions by employer to plan in the PRC	1,909	3,074	2,077
Inventory write-downs	138	12	$ 948
Allowance for doubtful accounts	$ 4,519	$ 3,350
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued (in Shares)				29,000,000
Shares outstanding (in Shares)				29,000,000